Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity
The following table reflects restricted share award activity for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

	Number of Shares of Common Stock	Weighted-Average Issue Price
Unvested, January 22, 2013 (date of inception)	—	$—
Granted	5,333	22.50
Vested	(1,333)	22.50
Unvested, December 31, 2013	4,000	22.50
Granted	3,999	22.50
Vested	(800)	22.50
Forfeited	(2,400)	22.50
Unvested, December 31, 2014	4,799	22.50
Granted	6,240	24.04
Vested	(1,067)	22.50
Forfeited	(2,517)	23.83
Unvested, December 31, 2015	7,455	$23.34

Schedule of Share-based Compensation, Activity for Services
The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,		Period from January 22, 2013 (date of inception) to December 31, 2013
(Dollar amounts in thousands)	2015	2014
Value of shares issued in lieu of cash	$—	$—	$93
Shares issued in lieu of cash	—	—	4,114

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table reflects restricted share award activity for the nine months ended September 30, 2016:

	Number of Shares of Common Stock	Weighted-Average Issue Price
Unvested, December 31, 2015	7,455	$23.34
Granted	3,723	24.17
Vested	(1,811)	23.19
Unvested, September 30, 2016	9,367	$23.70